TAXES (Components of Income Tax (Provisions) and Benefits) (Details) - USD ($) $ in Thousands	3 Months Ended																	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	[1]	Sep. 30, 2015	[1]	Jun. 30, 2015	[1]	Mar. 31, 2015		Dec. 31, 2014	[2]	Sep. 30, 2014	[2]	Jun. 30, 2014	[2]	Mar. 31, 2014	[2]	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current																		$ 31,328	$ 32,376	$ 7,347
Deferred	$ (31,246)							$ 7,622										69,564	82,432	7,398
Income Tax Expense (Benefit)	$ (33,239)	$ (13,656)		$ 120,737		$ (3,529)		$ (2,660)	[1]	$ 2,179		$ 63,544		$ 50,414		$ (1,329)		100,892	114,808	14,745
Parent Company [Member]
Income Tax Expense (Benefit)																		$ 101,034	$ 115,560	$ 20,017

[1]	As discussed in Note 13, "Taxes," the Company recorded income tax benefits of $120,737 in the third quarter due to a benefit of $150,073 as a result of the Pre-Filing Agreement with the IRS, offset by a tax expense of $30,997 attributable to the excess of the Company's investment in OIN for financial reporting purposes over the tax basis of such investment as of September 30, 2015.
[2]	As discussed in Note 13, "Taxes," there was an income tax benefit for the year ended December 31, 2014 due to a) a change in the mix of U.S. and foreign income and losses, primarily occurring in the second quarter and b) the Company released its deferred tax liability for undistributed earnings of its foreign subsidiaries attributable to the excess of the $1,500,000 facility limit over the cumulative potential deemed dividends arising from drawdowns by OSG under such facility and recorded an income tax benefit of $55,602 in the third quarter.